Impairments (Tables)	3 Months Ended
Mar. 31, 2011
Impairment Tables [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Write-off of mining assets at Savuka	1	-

Continental Africa

Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	1
	1	9